ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2021
ADVANCES TO SUPPLIERS
Summary of advances to suppliers	Advances to suppliers are as follows:

	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Other	27,725	2,781,139	436,421
	27,725	2,781,139	436,421